NOTES RECEIVABLE (Details Narrative)	12 Months Ended
	Dec. 31, 2021 CAD ($)
Note Two [Member]
IfrsStatementLineItems [Line Items]
Note receivable interest rate	8.00%	[1]
Loans written down
Note 3 [Member]
IfrsStatementLineItems [Line Items]
Note receivable interest rate	5.00%	[1]
Note 4 [Member]
IfrsStatementLineItems [Line Items]
Note receivable interest rate	8.00%
Loans written down

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.